Other assets and liabilities F.1. Trade receivables (Details) - Trade receivables, net - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 527	$ 390
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	350	252
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	64
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87	74
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24	26
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	8
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	8
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	10
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	430	303
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	294	214
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77	47
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60	42
Others
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72	61
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44	29
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	9
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21	22
Gross trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,027	800
Less: provisions for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (500)	$ (411)